Leases Liabilities - Schedule of Leases Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Leases Liabilities [Line Items]
Leases liabilities	R$ 304,097	R$ 57,480
Current liabilities	64,357	22,620
Non-current liabilities	239,740	34,860
Provision for Leases - Fleets [Member]
Schedule of Leases Liabilities [Line Items]
Leases liabilities	94,905
Provision for Leases of non-material value [Member]
Schedule of Leases Liabilities [Line Items]
Leases liabilities	325,631	62,484
Adjustment to present value [Member]
Schedule of Leases Liabilities [Line Items]
Leases liabilities	R$ (116,439)	R$ (5,004)